Notes to the Profit or Loss Statement - Summary of Reconciliation of Expected Income Tax Expense with Actual Income Tax Expense (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings Before Income Taxes	€ 22,492,000	€ (106,520,000)	€ (60,477,000)
Expected Tax Rate	26.675%	26.675%	26.675%
Expected Income Tax	€ (6,000,000)	€ 28,414,000	€ 16,132,000
Tax Effects Resulting from:
Premium From Capital Increase By Incyte	14,182,000,000	0	0
Share-based Payment	(1,823,000)	(387,000)	(363,000)
Permanent Differences	4,991,000	(101,000)	0
Non-Tax-Deductible Items	(9,718,000)	(151,000)	(126,000)
Differences in Profit or Loss-Neutral Adjustments	0	(310,000)	3,716,000
Non-Recognition of Deferred Tax Assets on Temporary Differences	0	0	(349,000)
Non-Recognition of Deferred Tax Assets on Current Year Tax Losses	0	(24,285,000)	(14,497,000)
Recognition of Deferred Tax Assets on Prior Year Temporary Differences	6,548,000,000	0	0
Recognition of Deferred Tax Assets on Tax Loss Carryforwards from Prior Years	66,472,000,000	0	0
Tax Rate Differences to Local Tax Rates	140,000	(1,461,000)	(268,000)
Effect of Tax Rate Changes	0	1,789,000	0
Prior Year Taxes	0	0	1,000
Other Effects	607,000	(2,000)	59,000
Actual Income Tax	€ 75,398,566	€ 3,506,419	€ 4,304,674
Effective Tax Rate	335.20%	(3.30%)	(7.10%)